Document and Entity Information	12 Months Ended
Apr. 30, 2013
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2012
Registrant Name	Salient MF Trust
Central Index Key	0001535174
Amendment Flag	false
Document Creation Date	Jul 26, 2013
Document Effective Date	Jul 26, 2013
Prospectus Date	Apr 30, 2013

Salient Funds

Supplement Dated July 26, 2013 ("Supplement")

to the Salient Alternative Beta Fund Prospectus Dated April 30, 2013 (the "Prospectus") and Summary Prospectus Dated April 30, 2013 (the "Summary Prospectus")

This Supplement updates certain information contained in the above-dated Prospectus and Summary Prospectus. You may obtain copies of the Fund's Prospectus, Summary Prospectus and Statement of Additional Information free of charge, upon request, by calling 1-866-667-9228, or by writing to Salient MF Trust, PO. Box 182607, Columbus, Ohio 43218-2607. Please review this important information carefully.

The information under the subsection entitled "Investment Process" in the section entitled "Principal Investment Strategies" on page 17 of the Prospectus and page 2 of the Summary Prospectus is supplemented by replacing the third paragraph in such subsection in its entirety with the following paragraph. The section otherwise remains unchanged.

The Advisor constructs a portfolio in which it attempts to balance the risk contribution of the risk premia or investment strategies and for which it targets a 15% annualized standard deviation of returns ("variance"). The risk calculation is derived from each strategy's standard deviation of returns, its correlation with each of the other strategies within the portfolio and the percentage weight of each strategy within the portfolio. The portfolio is rebalanced dynamically according to this framework on a monthly basis.

The information under the subsection entitled "Investment Process" in the section entitled "Principal Investment Strategies" on page 41 of the Prospectus is supplemented by replacing the fifth paragraph in such subsection in its entirety with the following paragraph. The section otherwise remains unchanged.

The Advisor constructs a portfolio in which it attempts to balance the risk contribution of the risk premia or investment strategies and for which it targets a 15% annualized standard deviation of returns ("variance"). The risk calculation is derived from each strategy's standard deviation of returns, its correlation with each of the other strategies within the portfolio and the percentage weight of each strategy within the portfolio. The portfolio is rebalanced dynamically according to this framework on a monthly basis.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS FOR FUTURE REFERENCE

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Salient MF Trust
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Supplement [Text Block]	smft_SupplementTextBlock

Salient Funds

Supplement Dated July 26, 2013 ("Supplement")

to the Salient Alternative Beta Fund Prospectus Dated April 30, 2013 (the "Prospectus") and Summary Prospectus Dated April 30, 2013 (the "Summary Prospectus")

This Supplement updates certain information contained in the above-dated Prospectus and Summary Prospectus. You may obtain copies of the Fund's Prospectus, Summary Prospectus and Statement of Additional Information free of charge, upon request, by calling 1-866-667-9228, or by writing to Salient MF Trust, PO. Box 182607, Columbus, Ohio 43218-2607. Please review this important information carefully.

The information under the subsection entitled "Investment Process" in the section entitled "Principal Investment Strategies" on page 17 of the Prospectus and page 2 of the Summary Prospectus is supplemented by replacing the third paragraph in such subsection in its entirety with the following paragraph. The section otherwise remains unchanged.

The Advisor constructs a portfolio in which it attempts to balance the risk contribution of the risk premia or investment strategies and for which it targets a 15% annualized standard deviation of returns ("variance"). The risk calculation is derived from each strategy's standard deviation of returns, its correlation with each of the other strategies within the portfolio and the percentage weight of each strategy within the portfolio. The portfolio is rebalanced dynamically according to this framework on a monthly basis.

The information under the subsection entitled "Investment Process" in the section entitled "Principal Investment Strategies" on page 41 of the Prospectus is supplemented by replacing the fifth paragraph in such subsection in its entirety with the following paragraph. The section otherwise remains unchanged.

The Advisor constructs a portfolio in which it attempts to balance the risk contribution of the risk premia or investment strategies and for which it targets a 15% annualized standard deviation of returns ("variance"). The risk calculation is derived from each strategy's standard deviation of returns, its correlation with each of the other strategies within the portfolio and the percentage weight of each strategy within the portfolio. The portfolio is rebalanced dynamically according to this framework on a monthly basis.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS FOR FUTURE REFERENCE

Salient Alternative Beta Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	smft_SupplementTextBlock

Salient Funds

Supplement Dated July 26, 2013 ("Supplement")

to the Salient Alternative Beta Fund Prospectus Dated April 30, 2013 (the "Prospectus") and Summary Prospectus Dated April 30, 2013 (the "Summary Prospectus")

This Supplement updates certain information contained in the above-dated Prospectus and Summary Prospectus. You may obtain copies of the Fund's Prospectus, Summary Prospectus and Statement of Additional Information free of charge, upon request, by calling 1-866-667-9228, or by writing to Salient MF Trust, PO. Box 182607, Columbus, Ohio 43218-2607. Please review this important information carefully.

The information under the subsection entitled "Investment Process" in the section entitled "Principal Investment Strategies" on page 17 of the Prospectus and page 2 of the Summary Prospectus is supplemented by replacing the third paragraph in such subsection in its entirety with the following paragraph. The section otherwise remains unchanged.

The Advisor constructs a portfolio in which it attempts to balance the risk contribution of the risk premia or investment strategies and for which it targets a 15% annualized standard deviation of returns ("variance"). The risk calculation is derived from each strategy's standard deviation of returns, its correlation with each of the other strategies within the portfolio and the percentage weight of each strategy within the portfolio. The portfolio is rebalanced dynamically according to this framework on a monthly basis.

The information under the subsection entitled "Investment Process" in the section entitled "Principal Investment Strategies" on page 41 of the Prospectus is supplemented by replacing the fifth paragraph in such subsection in its entirety with the following paragraph. The section otherwise remains unchanged.

The Advisor constructs a portfolio in which it attempts to balance the risk contribution of the risk premia or investment strategies and for which it targets a 15% annualized standard deviation of returns ("variance"). The risk calculation is derived from each strategy's standard deviation of returns, its correlation with each of the other strategies within the portfolio and the percentage weight of each strategy within the portfolio. The portfolio is rebalanced dynamically according to this framework on a monthly basis.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUS FOR FUTURE REFERENCE

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Salient MF Trust
Prospectus Date	rr_ProspectusDate	Apr 30, 2013
Document Creation Date	dei_DocumentCreationDate	Jul 26, 2013